Submission	May 20, 2025
Submission [Line Items]
Central Index Key	0001040829
Registrant Name	Ryman Hospitality Properties, Inc.
Registration File Number	333-272429
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES